Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 12, 2018	Apr. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsidiary, Sale of Stock [Line Items]
Cash equivalents maturities, term			three months or less	three months or less
Accumulated deficit			$ (293,069)	$ (292,275)		$ (278,463)
Cash			233	1,115	$ 6,041	3,535	$ 27,285
Current liabilities			$ 1,524	$ 1,649		$ 1,614
Substantial doubt about going concern, management's evaluation			Mateon's existing cash to support its planned operations into the fourth quarter of 2018. Prior to this time, the Company will need to secure additional funding or could be forced to curtail or terminate operations. Because the Company does not currently have a guaranteed source of working capital that will sustain planned operations past the fourth quarter of 2018, Management has determined that there is substantial doubt about the Company's ability to continue as a going concern.	Mateon’s existing cash to support its planned operations into the fourth quarter of 2018. Prior to this time, the Company will need to secure additional funding or could be forced to curtail or terminate operations. Because the Company does not currently have a guaranteed source of working capital that will sustain planned operations past the fourth quarter of 2018, Management has determined that there is substantial doubt about the Company’s ability to continue as a going concern.
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Estimated net proceeds from private placement transaction	$ 2,400	$ 2,400
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Estimated useful lives of the assets				3 years
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Estimated useful lives of the assets				5 years